Foreign Exchange Transactions, Net (Tables)	12 Months Ended
Dec. 31, 2019
Foreign Exchange Transactions, Net [abstract]
Schedule of foreign exchange transactions, net

	2017	2018	2019
	MCh$	MCh$	MCh$
Gain (loss) from accounting hedges	(64,135)	118,690	113,374
Exchange difference, net	(7,221)	9,609	6,284
Indexed foreign currency	176,231	(125,598)	(88,772)
Total	104,875	2,701	30,886